UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21539


                First Trust Senior Floating Rate Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
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             Date of reporting period: July 1, 2010 - June 30, 2011
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


MEETING DATE       COMPANY                                                                  TICKER         SECURITY ID
05/05/11           LyondellBasell Industries NV                                             LYB            N53745100

ITEM NUMBER        AGENDA ITEM                                                              MGMT REC       VOTE CAST     PROPONENT
1                  Open Meeting                                                                                          Mgmt
2                  Discussion on Company's Corporate Governance Structure                                                Mgmt
3a                 Elect J.S. Bindra as Class I Directors to the Supervisory Board          For            For           Mgmt
3b                 Reelect M. Carroll as Class I Directors to the Supervisory Board         For            For           Mgmt
3c                 Reelect R. van der Meer as Class I Directors to the Supervisory Board    For            For           Mgmt
4                  Elect R. Buchanan as Class II Director to the Supervisory Board          For            For           Mgmt
5                  Elect J. Aigrain as Class III Director to the Supervisory Board          For            For           Mgmt
6                  Adopt Financial Statements and Statutory Reports                         For            For           Mgmt
7                  Approve Discharge of Management Board                                    For            For           Mgmt
8                  Approve Discharge of Supervisory Board                                   For            For           Mgmt
9                  Ratify PricewaterhouseCoopers as Auditors                                For            For           Mgmt
10                 Approve Remuneration of Supervisory Board                                For            Against       Mgmt
11                 Amend Articles Re: Removal of References to Class B Shares and           For            For           Mgmt
                   Conversion into A Shares, Deletion of Provisions regarding Listing on
                   New York Stock Exchange, and Legislative Changes in Dutch Law
12                 Receive Explanation on Company's Reserves and Dividend Policy                                         Mgmt
13                 Approve Dividends of USD 0.10 Per Share                                  For            For           Mgmt
14                 Advisory Vote to Approve Remuneration Report Containing Remuneration     For            Against       Mgmt
                   Policy for Management Board Members
15                 Advisory Vote on Say on Pay Frequency                                    One Year       One Year      Mgmt
16                 Elect G. Gwin as Class II Director to the Supervisory Board              For            For           Mgmt
17                 Close Meeting                                                                                         Mgmt


MEETING DATE       COMPANY                                                                  TICKER         SECURITY ID
05/25/11           SemGroup Corp.                                                           SEMG           81663A105

ITEM NUMBER        AGENDA ITEM                                                              MGMT REC       VOTE CAST     PROPONENT
1.1                Elect Director Ronald A. Ballschmiede                                    For            For           Mgmt
1.2                Elect Director Sarah M. Barpoulis                                        For            For           Mgmt
1.3                Elect Director John F. Chlebowski                                        For            For           Mgmt
1.4                Elect Director Stanley C. Horton                                         For            For           Mgmt
1.5                Elect Director Karl F. Kurz                                              For            For           Mgmt
1.6                Elect Director Thomas R. McDaniel                                        For            For           Mgmt
1.7                Elect Director Norman J. Szydlowski                                      For            For           Mgmt
2                  Advisory Vote to Ratify Named Executive Officers' Compensation           For            For           Mgmt
3                  Advisory Vote on Say on Pay Frequency                                    One Year       One Year      Mgmt
4                  Ratify Auditors                                                          For            For           Mgmt

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                          -------------------------------------------------


By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------
                          James A. Bowen, President


Date                      August 31, 2011
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* Print the name and title of each signing officer under his or her signature.